Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	542,093	511,822	2,751,478	1,553,016	2,326,350	2,103,684
Occupancy expenses	7,591	7,248	25,815	21,775	28,062	30,521
Research and development	57,484	52,655	122,893	203,625	260,335	1,825,728
TOTAL OPERATING EXPENSES	607,168	571,725	2,900,186	1,778,416	2,614,747	3,959,933
LOSS FROM OPERATIONS	(607,168)	(571,725)	(2,900,186)	(1,778,416)	(2,614,747)	(3,959,933)
OTHER INCOME (EXPENSE)
Interest expense	(384,804)	(189,809)	(1,506,111)	(1,309,336)	(1,314,539)	(2,789,196)
Interest income	137	2	143	29	31	87
Change in fair value of derivative liabilities	454,442	16,666	298,374	(1,914,980)	(2,472,146)	(7,612)
Gain (loss) on debt settlements, net		(89)		14,200	14,101	(18,585)
Gain (loss) on extinguishment of debt, net	60,835	38,726	81,011	1,204,242	1,204,242	251,392
Foreign currency transaction gain (loss)	(2,135,421)	125,099	(2,053,010)	(488,813)	(690,748)	(694,614)
TOTAL OTHER INCOME (EXPENSE)	(2,004,811)	(9,405)	(3,179,593)	(2,494,658)	(3,259,059)	(3,258,528)
LOSS BEFORE TAXES	(2,611,979)	(581,130)	(6,079,779)	(4,273,074)	(5,873,806)	(7,218,461)
TAX (EXPENSE) BENEFIT	26,317	(726)	135,068	116,244	115,437	179,306
NET LOSS	$ (2,585,662)	$ (581,856)	$ (5,944,711)	$ (4,156,830)	$ (5,758,369)	$ (7,039,155)
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.35)	$ (0.89)	$ (1.79)	$ (9.87)	$ (10.97)	$ (178.75)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	7,413,551	650,513	3,312,400	421,252	524,939	39,381
NET LOSS	$ (2,585,662)	$ (581,856)	$ (5,944,711)	$ (4,156,830)	$ (5,758,369)	$ (7,039,155)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	2,281,569	(115,567)	2,215,762	518,928	709,069	499,678
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	2,281,569	(115,567)	2,215,762	518,928	709,069	499,678
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (304,093)	$ (697,423)	$ (3,728,949)	$ (3,637,902)	$ (5,049,300)	$ (6,539,477)